As filed with the Securities and Exchange             Registration No. 33-75974
Commission on December 13, 2000                       Registration No. 811-2513

-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

-------------------------------------------------------------------------------

                      POST-EFFECTIVE AMENDMENT NO. 12 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               and Amendment To

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------

    Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                          (EXACT NAME OF REGISTRANT)

                   Aetna Life Insurance and Annuity Company
                             (NAME OF DEPOSITOR)

           151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

      Depositor's Telephone Number, including Area Code: (860) 273-4686

                          Julie E. Rockmore, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X         on December 14, 2000 pursuant to paragraph (b) of Rule 485
     --------


VARIABLE ANNUITY ACCOUNT C
CROSS REFERENCE SHEET
                                                                                 LOCATION - PROSPECTUS DATED MAY 1, 2000, AS
                                                                                        AMENDED BY SUPPLEMENT DATED
     FORM N-4                                                                                    DECEMBER 14, 2000
     ITEM NO.                        PART A (PROSPECTUS)

         1          Cover Page.................................................  Cover Page

         2          Definitions................................................  Not Applicable

         3          Synopsis...................................................  Contract Overview; Fee Table

         4          Condensed Financial Information............................  Condensed Financial Information;
                                                                                 Appendix III - Condensed Financial
                                                                                 Information
         5          General Description of Registrant, Depositor, and
                    Portfolio Companies........................................  Other Topics - The Company, as amended;
                                                                                 Variable Annuity Account C; Investment Options

         6          Deductions and Expenses....................................  Fee Table; Fees

         7          General Description of Variable Annuity
                    Contracts..................................................  Contract Overview; Other Topics

         8          Annuity Period.............................................  The Income Phase

         9          Death Benefit..............................................  Death Benefit

        10          Purchases and Contract Value...............................  Contract Purchase and Participation; Your
                                                                                 Account Value

        11          Redemptions................................................  Right to Cancel

        12          Taxes......................................................  Taxation

        13          Legal Proceedings..........................................  Other Topics - Legal Matters and Proceedings

        14          Table of Contents of the Statement of
                    Additional Information.....................................  Contents of the Statement of Additional
                                                                                 Information


                                                                                    LOCATION - STATEMENT OF ADDITIONAL
                                                                                 INFORMATION DATED MAY 1, 2000, AS AMENDED
                                                                                   BY SUPPLEMENT DATED DECEMBER 14, 2000

      FORM N-4      PART B (STATEMENT OF ADDITIONAL INFORMATION)
      ITEM NO.

        15          Cover Page.................................................  Cover page

        16          Table of Contents..........................................  Table of Contents

        17          General Information and History............................  General Information and History, as amended

        18          Services...................................................  General Information and History, as
                                                                                 amended; Independent Auditors

        19          Purchase of Securities Being Offered.......................  Offering and Purchase of Contracts

        20          Underwriters...............................................  Offering and Purchase of Contracts

        21          Calculation of Performance Data............................  Performance  Data; Average Annual Total
                                                                                 Return Quotations

        22          Annuity Payments...........................................  Income Phase Payments

        23          Financial Statements.......................................  Financial Statements of the Separate
                                                                                 Account; Financial Statements

                                     PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.


                              PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2000, as amended, are incorporated into Parts A and B, Respectively, of this Post-Effective Amendment No. 12 by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 12, 2000 and declared effective on May 1, 2000 and by reference to Supplement dated August 21, 2000 as filed in Registrant's filing under Rule 497(e) on August 21, 2000 (File No. 33-75974).

A Supplement dated December 14, 2000 to the Prospectus and to the Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                                     VARIABLE ANNUITY ACCOUNT C
                                     PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (a)  Financial Statements:
       (1)   Included in Part A:
             Condensed Financial Information
       (2)   Included in Part B:
             Financial Statements of Variable Annuity Account C:
             -  Statement of Assets and Liabilities as of December 31, 1999
             -  Statement of Operations for the year ended December 31, 1999
             - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
             - Condensed Financial Information for the year ended December 31, 1999
             -  Notes to Financial Statements
             -  Independent Auditors' Report
             Financial Statements of the Depositor:
             -  Independent Auditors' Report
             - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
             -  Consolidated Balance Sheets as of December 31, 1999
                and 1998
             - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
             - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
             -  Notes to Consolidated Financial Statements

  (b)  Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

       (2)   Not applicable
       (3.1) Broker-Dealer Agreement(2)
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling
             Agreement(3)
       (3.3) Broker-Dealer Agreement dated June
             7, 2000 between Aetna Life Insurance and Annuity Company and
             Aetna Investment Services, Inc. (AISI) and Letter of
             Assignment to AISI (4)
       (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life
             Insurance and Annuity Company and Aetna Investment Services, LLC(4) (4.1) Variable Annuity Contract (HR10-DUA-GIA)(5)
       (4.2) Variable Annuity Contract (GA-UPA-GO)(5)
       (4.3) Endorsement (EG401-GIE-98) to Contracts HR10-DUA-GIA and GA-UPA-
             GO(6)
       (5)   Not applicable

       (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity
             Company(7)
       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance
             and Annuity Company(8)
       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and
             Annuity Company(9)
       (7)   Not applicable
       (8.1) Fund Participation Agreement by and among Aetna Life Insurance and
             Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
       (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)
       (8.3) Second Amendment dated December 31, 1999 to Fund Participation
             Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(11)
       (8.4) Third Amendment dated February 11, 2000 to Fund Participation
             Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and
             December 31, 1999(12)
       (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(12)
       (8.6) Service Agreement between Aeltus Investment Management, Inc. and
             Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna

             Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
       (8.7) Amendment dated November 4, 1998 to Service Agreement between
             Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)
       (8.8) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(12)
       (8.9) Third Amendment dated May 1, 2000 to Service Agreement between
             Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(12)
         (9) Opinion and Consent of Counsel
        (10) Consent of Independent Auditors
        (11) Not applicable
        (12) Not applicable
        (13) Schedule for Computation of Performance Data(13)
      (14.1) Powers of Attorney(4)
      (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75974), as filed on February 28, 1997.

6. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 15, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

12. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

13. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 20, 1998.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address*                          Positions and Offices with Depositor
------------------                         ------------------------------------
Thomas J. McInerney                        Director and President

Allan Baker                                Director and Senior Vice President

Catherine H. Smith                         Director,  Senior Vice  President  and Chief  Financial
                                           Officer

Kirk P. Wickman                            Senior Vice  President,  General  Counsel and Corporate
                                           Secretary

Deborah Koltenuk                           Vice  President,  Corporate  Controller  and  Assistant
                                           Treasurer

Brian Murphy                               Vice President and Chief Compliance Officer


*  The principal business address of all directors and officers listed is 151 Farmington Avenue,
   Hartford, Connecticut 06156.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated  herein by reference to Item 26 of Post-Effective  Amendment No. 44 to the
Registration  Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of October 31, 2000, there were 583,777 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.  INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29.  PRINCIPAL UNDERWRITER

      (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly
          Aetna Investment Services, Inc.), also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Portfolio Partners, and Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)).
          AIS acts as Additionally, the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetn a and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS
          o the principal is als underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).


      (b) The following are the directors and principal officers of the Principal Underwriter:

Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------------
Maureen M. Gillis                                   Director and President
Allan Baker                                         Director and Senior Vice President
Robert L. Francis                                   Director and Senior Vice President
Marie Augsberger                                    Senior Vice President
Steven A. Haxton                                    Senior Vice President
Gary J. Hegedus                                     Senior Vice President
Deborah Koltenuk                                    Vice President, Treasurer and Chief Financial
                                                    Officer
Therese Squillacote                                 Vice President and Chief Compliance Officer
John F. Todd                                        Corporate Secretary and Counsel (Chief Legal
                                                    Officer)
Martin T. Conroy                                    Vice President and Assistant Treasurer
Reginald Bowen                                      Vice President
Christina Lareau                                    Vice President
Dwyatt McClain                                      Vice President
Terran Titus                                        Vice President
William T. Abramowicz                               Vice President
Douglas J. Ambrose                                  Vice President
Louis E. Bachetti                                   Vice President
Ronald R. Barhorst                                  Vice President
Robert H. Barley                                    Vice President
Steven M. Bresler                                   Vice President
David Brounley                                      Vice President


Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------------
Daniel P. Charles                                   Vice President
Brian D. Comer                                      Vice President
Albert J. DiCristofaro, Jr.                         Vice President
John B. Finigan                                     Vice President
Brian P. Harrington                                 Vice President
Bernard P. Heffernon                                Vice President
William S. Jasien                                   Vice President
Jess D. Kravitz                                     Vice President
George D. Lessner                                   Vice President
Katherine E. Lewis                                  Vice President
Susan J. Lewis                                      Vice President
James F. Lille                                      Vice President
David J. Linney                                     Vice President
Richard T. Mason                                    Vice President
Joseph F. McClain                                   Vice President
Pamela Mulvey                                       Vice President
W. Michael Montgomery                               Vice President
Scott T. Neeb                                       Vice President
Patrick F. O'Christie                               Vice President
Paulette Playce                                     Vice President
Marcellous J. Reed                                  Vice President
Charles A. Dklader                                  Vice President
Frank W. Snodgrass                                  Vice President
S. Bradford Vaughan, Jr.                            Vice President

Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------------
Mark Woolhiser                                      Vice President
David A. Kelsey                                     Assistant Vice President
Rose-Marie DeRensis                                 Assistant Corporate Secretary
Melinda L. Dziavit                                  Assistant Corporate Secretary


*The  principal business address of all directors and officers listed is: 151 Farmington Avenue,
Hartford, Connecticut 06156

      (c)  Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut 06156

ITEM 31.  MANAGEMENT SERVICES

   Not applicable

ITEM 32.  UNDERTAKINGS

     Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

      (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

      (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

      (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

  As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75974) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                                            VARIABLE ANNUITY ACCOUNT C OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                                (REGISTRANT)

                                          By:  AETNA LIFE INSURANCE AND ANNUITY
                                               COMPANY
                                                (DEPOSITOR)

                                          By:  Thomas J. McInerney*
                                               --------------------------------
                                               Thomas J. McInerney
                                               President


  As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                   Title                                      Date
---------                   -----                                      ----

Thomas J. McInerney*        Director and President                 )
-----------------------
Thomas J. McInerney         (principal executive officer)          )
                                                                   )
Allan Baker*                Director                               )   December
-----------------------
Allan Baker                                                        )   13, 2000
                                                                   )
Catherine H. Smith*         Director and Chief Financial Officer   )
-----------------------
Catherine H. Smith                                                 )
                                                                   )
Deborah Koltenuk*           Corporate Controller                   )
-----------------------
Deborah Koltenuk                                                   )


By:  /s/ Julie E. Rockmore
     -------------------------------------------
         Julie E. Rockmore
         *Attorney-in-Fact

                         VARIABLE ANNUITY ACCOUNT C
                               EXHIBIT INDEX

Exhibit No.       Exhibit
-----------       -------

99-B.9            Opinion and Consent of Counsel

                                                             ----------------

99-B.10           Consent of Independent Auditors

                                                             ----------------